SUPPLEMENT DATED NOVEMBER 19, 2008

TO THE ONEAMERICA FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2008

Page 15 of the Statement of Additional Information is revised to modify the following information in the table:

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five (5) years.

Name and Age in 2008*	Current Position with the Fund	Term of Office and Length of Service	Principal Occupations during the Past Five Years’
J. Scott Davison, Age 44	President	Indefinite, 8/15/08 to present	Chief Financial Officer, American United Life Insurance Company® (6/2004 to Present); Senior Vice President, Strategic Planning & Corporate Development (7/2002 – 6/2004)
Constance E. Lund, Age 55	Treasurer	Indefinite, 2/2/00 to present	Senior Vice President, Corporate Finance, American United Life Insurance Company® (1/2000 to present)
Thomas M. Zurek, Age 60	Secretary	Indefinite, 12/13/02 to present	General Counsel & Secretary, American United Life Insurance Company® (8/2002 to present)
Daniel Schluge, Age 48	Assistant Treasurer	Indefinite, 2/23/07 to present	Controller, American United Life Insurance Company® (7/2000 to present)
Richard M. Ellery, Age 37	Assistant Secretary	Indefinite, 8/24/07 to present

Associate General Counsel, American United Life Insurance Company® (1/2007 to present); Assistant General Counsel, American United Life Insurance Company® (5/2004-1/2007); Senior Counsel (11/2001-5/2004)

*The Executive Officers of the Fund can be reached at One American Square, Indianapolis, Indiana 46282.

Due to their current employment with American United Life Insurance Company(R) (“AUL”), the investment advisor to the Fund (the “Investment Advisor”), Mr. Davison, Ms. Lund, Mr. Zurek, Mr. Schluge, and Mr. Ellery may be deemed to be “interested persons” as defined by Section 2(a) (19) of the 1940 Act. With regard to the table on the previous page, Mr.  Brown, due to his previous employment with AUL and the current receipt of deferred compensation from AUL, may also be deemed to be an “interested person” as defined by Section 2(a)(19) of the 1940 Act.

This Supplement should be retained with the Prospectus for future reference.